FAIR VALUE MEASUREMENTS (Details) - EBP Japan	Jun. 30, 2026 JPY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
EBP, Investment, Fair Value and NAV [Line Items]
Cash held by the Association	¥ 18,665,259	$ 114,949	¥ 18,189,658
Market value	22,462,822,770	$ 138,335,762	22,936,731,446	¥ 28,160,193,757
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Cash held by the Association	18,665,259		18,189,658
Market value	¥ 22,462,822,770		¥ 22,936,731,446